PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Receivables
SCHEDULE OF PREPAID EXPENSES AND OTHER RECEIVABLES
	Year ended March 31,
	$2026	2025
Group
Other receivables	4,500	4,500
Related Party receivable	144,320	-
VAT receivable	21,847	12,482
Prepayments	205,082	225,360
	375,749	242,342